Inventories (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventories
Raw Materials	$ 427,974	$ 403,397	$ 279,437
Work-in Progress	132,746	135,223	69,480
Finished Goods	125,990	124,510	118,545
Engineering Models	3,726	3,726	3,726
Subtotal	690,436	666,856	471,188
Less: Reserve for Obsolescence	(88,000)	(109,146)	(80,000)
Total	$ 602,436	$ 557,710	$ 391,188